INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE	12 Months Ended
Dec. 31, 2021
Available-for-sale financial assets [abstract]
INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE [Text Block]

13. INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

Description	Cost	Dividends, Interest & Income	Gross Unrealized Losses	Estimated Fair Value December 31, 2021
U.S. Government Bonds	5,095	150	(212)	5,033
Municipal Bonds	2,945	73	(118)	2,900
Alternative Strategies	900	-	(22)	878
Short Term Investments	8,940	223	(352)	8,811

Investment securities are recorded at fair value. The company's investment securities portfolio consists primarily of cash investments, debt securities issued by U.S government agencies, local municipalities and certain corporate entities. Alternative strategies include number of securities such as Bank Loans, Treasury Notes, Treasury futures, Currencies, FX Forwards, FX Futures, FX Swap, Corporate Debt, Federal Reserve Repos and mortgage-backed securities. The products in investment portfolio have maturity dates ranging from less than one year to over 20 years.

The fair value of investment securities is impacted by interest rates, credit spreads, market volatility, and liquidity conditions. Net unrealized gains and losses in the portfolio are included in Other Comprehensive Income (Loss). An unrealized loss exists when the current fair value of an individual security is less than the amortized cost basis.